Subsidiary Guarantor Information - Summary of Principal Amount Outstanding of Registered Debt Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
6.625% Guaranteed Bonds due 2035 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,749,000
6.625% Guaranteed Bonds due 2038 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 491,175
8.625% Bonds due 2022 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 89,609
8.625% Guaranteed Bonds due 2023 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 63,705
9.50% Guaranteed Bonds due 2027 [member] | Master Trust [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 219,217
Floating Rate Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 500,448
9.50% Global Guaranteed Bonds due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 102,149
5.50% Notes due 2021 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 806,540
3.500% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,143,938
4.875% Notes due 2024 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,031,954
6.625% Notes due 2035 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,749,000
6.500% Bonds due 2041 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,560,521
4.875% Bonds 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 639,371
5.375% Notes due 2022 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 447,340
5.50% Bonds due 2044 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 793,638
6.375% Bonds due 2045 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,560,461
5.625% Bonds due 2046 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 947,279
4.500% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,386,032
4.250% Notes due 2025 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 790,153
6.375% Notes due 2021 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 192,826
6.875% Notes due 2026 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,970,334
4.625% Notes due 2023 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 895,444
6.750% Bonds due 2047 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 5,997,558
5.350% Bonds due 2028 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,482,468
6.350% Bonds due 2048 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,882,540
6.500% Notes due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 5,478,577
5.950% Notes due 2031 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 3,777,381
6.490% Notes due 2027 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 2,341,377
6.840% Notes due 2030 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 4,387,135
6.950% Bonds due 2060 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 3,796,812
7.690% Bonds due 2050 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 8,047,831
6.500% Notes due 2029 [member] | Petroleos Mexicanos [member]
Supplemental information [line items]
Issuer	Petróleos Mexicanos
Guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding (U.S. $)	$ 1,986,963